PENSIONS - Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pensions
Reconciliation of funded status:
Projected benefit obligation	$ (50,376)	$ (49,473)	$ (53,166)
Fair value of plan assets	12,503	13,194	$ 14,496
Funded status at end of year	(37,873)	(36,279)
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(10,461)	(10,145)
Fair value of plan assets	10,651	10,277
Funded status at end of year	190	132
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(39,915)	(39,328)
Fair value of plan assets	1,852	2,917
Funded status at end of year	$ (38,063)	$ (36,411)